Supplement to the
Fidelity® Conservative Income Bond Fund
Class A, Class I, and Class Z
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
AFCV-SUSTK-1225-101 1.9911294.101	December 12, 2025
Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2025
Summary Prospectus

Effective on or about March 31, 2026, Julian Potenza will no longer serve as Co-Portfolio Manager of the fund.
FCV-I-SUSTK-1225-101 1.9911292.101	December 12, 2025